Accounting policies - Summary of Property, Plant and Equipment Useful Economic Life (Detail)	12 Months Ended
Dec. 31, 2021
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method, property, plant and equipment	Over the life of the lease or the useful life of the asset, whichever is shorter
Fixtures and fittings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	3 years
Fixtures and fittings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	5 years
Office equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	3 years
Office equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	5 years
Computer hardware and software [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	3 years
Computer hardware and software [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life	5 years